DERIVATIVE FINANCIAL INSTRUMENTS - Currency Risk Management (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
U S Dollar Call Options
DERIVATIVE FINANCIAL INSTRUMENTS
Notional amount	$ 0	$ 0
2025 and 2026 Expenditures
DERIVATIVE FINANCIAL INSTRUMENTS
Derivative amount	$ 4,006,500	$ 3,324,700